Simple Agreement for Future Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, shares issued upon conversion	9,798,298	3,768,575
Investor [Member]
Gross Proceeds	$ 5.0
Convertible preferred stock, shares issued upon conversion	5,000,000
Fair value	$ 5.0